Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2025
Entity File Number	001-32945
Entity Registrant Name	WNS (HOLDINGS) LIMITED
Entity Central Index Key	0001356570
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Gate 4, Godrej & Boyce Complex
Entity Address, Address Line Two	Pirojshanagar
Entity Address, Address Line Three	Vikhroli (W)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 079
City Area Code	+91
Local Phone Number	22-6826-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary share, par value 10 pence per share
Trading Symbol	WNS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false